Leases - Schedule of Operating and Finance Lease Cost and Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating lease cost	$ 62	$ 68
Finance lease cost
Amortization of right-of-use assets	2
Interest	1
Operating lease cash paid	63	67
Finance lease cash paid